CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net income/(loss)	$ 197,000,000	$ 476,000,000	$ 941,000,000
Comprehensive Income (Loss), Net of Tax, Attributable to Parent [Abstract]
Foreign currency translation adjustments, net of income tax benefit/(expense) of $1, $1, and $(21)	(2,000,000)	(3,000,000)	35,000,000
Reclassification adjustment for translation loss realized upon sale of MIBRAG, net of income tax benefit of $0, $0, and $13	0	0	(22,000,000)
Unrealized (loss)/gain on derivatives, net of income tax benefit/(expense) of $181, ($20), and ($53)	(309,000,000)	35,000,000	91,000,000
Available-for-sale securities, net of income tax expense of $0, $0, and $2	(1,000,000)	0	4,000,000
Defined benefit plan, net of income tax benefit of $27, $9, and $1	(46,000,000)	(16,000,000)	(2,000,000)
Other Comprehensive (loss)/income, Net of Tax	(358,000,000)	16,000,000	106,000,000
Comprehensive (loss)/income	(161,000,000)	492,000,000	1,047,000,000
Less: Comprehensive loss attributable to noncontrolling interest	0	(1,000,000)	(1,000,000)
Comprehensive (loss)/income attributable to NRG Energy, Inc.	(161,000,000)	493,000,000	1,048,000,000
Dividends for preferred shares	9,000,000	9,000,000	33,000,000
Comprehensive (loss)/income, Net of Tax, Available for Common Stockholders	(170,000,000)	484,000,000	1,015,000,000
Accumulated Other Comprehensive Income/(Loss) [Member]
Comprehensive Income (Loss), Net of Tax, Attributable to Parent [Abstract]
Other Comprehensive (loss)/income, Net of Tax	$ (358,000,000)	$ 16,000,000	$ 106,000,000